Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Statistical Disclosure for Banks [Abstract]
Schedule of deposits
	December 31, 2021	December 31, 2020
	US$	US$
Deposits for land use right	17,261,400	16,858,237
Deposits for buildings	13,338,355	13,026,820
Total	30,599,755	29,885,057